Stock-based Compensation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock Based Compensation [Line Items]
Share-based Payment Arrangement, Expense	$ 8.7
Performance Stock Units [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 29.1
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	2 years 9 months 18 days
Performance Stock Units [Member] | Maximum [Member]
Stock Based Compensation [Line Items]
Percentage of vesting of award under share-based payment arrangement	0.00%
Performance Stock Units [Member] | Minimum [Member]
Stock Based Compensation [Line Items]
Percentage of vesting of award under share-based payment arrangement	150.00%
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 21.1
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	2 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,721,277	0
Restricted Stock Units (RSUs) [Member] | Common Class A [Member]
Stock Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	125,000